Property, plant and equipment - Rollforward (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of property, plant and equipment
Balance at beginning of period	€ 10,923.7	€ 10,847.0
Charge for year	1,311.5	1,151.1	€ 994.3
Balance at end of period	11,373.1	10,923.7	10,847.0
Aircraft
Reconciliation of property, plant and equipment
Balance at beginning of period	10,669.3	10,612.3
Balance at end of period	11,065.5	10,669.3	10,612.3
Hangar and Buildings
Reconciliation of property, plant and equipment
Balance at beginning of period	168.6	155.9
Balance at end of period	221.8	168.6	155.9
Plant and equipment (excluding aircraft)
Reconciliation of property, plant and equipment
Balance at beginning of period	68.5	63.0
Balance at end of period	71.1	68.5	63.0
Fixtures and Fittings
Reconciliation of property, plant and equipment
Balance at beginning of period	17.2	15.8
Balance at end of period	14.7	17.2	15.8
Motor vehicles
Reconciliation of property, plant and equipment
Balance at beginning of period	0.1
Balance at end of period		0.1
Cost
Reconciliation of property, plant and equipment
Balance at beginning of period	17,561.6	16,869.4	15,525.8
Additions in year	1,760.9	1,227.8	2,159.2
Supplier Reimbursements			(226.8)
Disposals in year	(878.5)	(535.6)	(588.8)
Balance at end of period	18,444.0	17,561.6	16,869.4
Cost | Aircraft
Reconciliation of property, plant and equipment
Balance at beginning of period	17,069.0	16,422.1	15,124.8
Additions in year	1,670.0	1,175.2	2,073.6
Supplier Reimbursements			(226.8)
Disposals in year	(832.9)	(528.3)	(549.5)
Balance at end of period	17,906.1	17,069.0	16,422.1
Cost | Hangar and Buildings
Reconciliation of property, plant and equipment
Balance at beginning of period	223.6	204.5	155.3
Additions in year	61.9	19.1	49.3
Disposals in year	(0.8)		(0.1)
Balance at end of period	284.7	223.6	204.5
Cost | Plant and equipment (excluding aircraft)
Reconciliation of property, plant and equipment
Balance at beginning of period	167.0	144.9	148.3
Additions in year	21.3	22.1	23.9
Disposals in year	(5.1)		(27.3)
Balance at end of period	183.2	167.0	144.9
Cost | Fixtures and Fittings
Reconciliation of property, plant and equipment
Balance at beginning of period	98.2	94.3	92.0
Additions in year	7.7	11.2	12.3
Disposals in year	(39.3)	(7.3)	(10.0)
Balance at end of period	66.6	98.2	94.3
Cost | Motor vehicles
Reconciliation of property, plant and equipment
Balance at beginning of period	3.8	3.6	5.4
Additions in year		0.2	0.1
Disposals in year	(0.4)		(1.9)
Balance at end of period	3.4	3.8	3.6
Depreciation
Reconciliation of property, plant and equipment
Balance at beginning of period	(6,637.9)	(6,022.4)	(5,616.9)
Charge for year	1,311.5	1,151.1	994.3
Disposals in year	878.5	535.6	588.8
Balance at end of period	(7,070.9)	(6,637.9)	(6,022.4)
Depreciation | Aircraft
Reconciliation of property, plant and equipment
Balance at beginning of period	(6,399.7)	(5,809.8)	(5,393.0)
Charge for year	1,273.8	1,118.2	966.3
Disposals in year	832.9	528.3	549.5
Balance at end of period	(6,840.6)	(6,399.7)	(5,809.8)
Depreciation | Hangar and Buildings
Reconciliation of property, plant and equipment
Balance at beginning of period	(55.0)	(48.6)	(43.2)
Charge for year	8.7	6.4	5.5
Disposals in year	0.8		0.1
Balance at end of period	(62.9)	(55.0)	(48.6)
Depreciation | Plant and equipment (excluding aircraft)
Reconciliation of property, plant and equipment
Balance at beginning of period	(98.5)	(81.9)	(93.8)
Charge for year	18.7	16.6	15.4
Disposals in year	5.1		0.0
Balance at end of period	(112.1)	(98.5)	(81.9)
Depreciation | Fixtures and Fittings
Reconciliation of property, plant and equipment
Balance at beginning of period	(81.0)	(78.5)	(81.5)
Charge for year	10.2	9.8	7.0
Disposals in year	39.3	7.3	0.0
Balance at end of period	(51.9)	(81.0)	(78.5)
Depreciation | Motor vehicles
Reconciliation of property, plant and equipment
Balance at beginning of period	(3.7)	(3.6)	(5.4)
Charge for year	0.1	0.1	0.1
Disposals in year	0.4		1.9
Balance at end of period	€ (3.4)	€ (3.7)	€ (3.6)